SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($)				3 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Aug. 04, 2021	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021
Cash equivalents	$ 0			$ 0		$ 0	$ 0
Offering costs charged to stockholders equity				13,056,080			13,056,080
Unrecognized tax benefits	0			0		0	0
Unrecognized tax benefits, accrued interests and penalities				0			0
Cash FDIC insured amount	$ 250,000			250,000		250,000	250,000
Allocated value of transaction costs to warrants					$ (737,120)		737,120
Public Warrant [Member]
Allocated value of transaction costs to warrants				737,120
Common Class A [Member]
Class A common stock issuance costs				12,318,960		$ 12,318,960	$ 12,318,960
Common Class A [Member] | Common Stock [Member]
Class A common stock issuance costs				$ 12,318,960
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Term of option for underwriters to purchase additional Units to cover over-allotments	45 days	45 days		45 days
Common stock shares subscribed but not issued	3,000,000			3,000,000		3,000,000	3,000,000
Over-Allotment Option [Member] | Maximum [Member] | Underwriting Agreement [Member]
Common stock shares subscribed but not issued		3,000,000			3,000,000
Over-Allotment Option [Member] | Maximum [Member] | Underwriting Agreement [Member] | Common Stock [Member]
Common stock shares subscribed but not issued		3,300,000			3,300,000
Over-Allotment Option [Member] | Common Class A [Member]
Stock issued during period new shares issued			2,807,868
Sale of stock price per share			$ 10